Pensions and other post-employment benefits - Weighted average duration (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years	15 years
Post retirement obligations
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years	13 years